Document And Entity Information	Sep. 16, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	VIVMARK RESIDENTIAL
Entity Central Index Key	0000906107
Entity Emerging Growth Company	false
Entity File Number	1-12252
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-3675988
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	474-1300
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 Par Value
Trading Symbol	VMRK
Security Exchange Name	NYSE
Other Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	4040 Wilson Blvd.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	703
Local Phone Number	329-6300
ERP Operating Limited Partnership [Member]
Entity Information [Line Items]
Amendment Flag	false
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0000931182
Entity Emerging Growth Company	false
Entity File Number	0-24920
Entity Incorporation, State or Country Code	IL
Entity Tax Identification Number	36-3894853